Segment Reporting and Business Concentrations - Additional Information (Detail)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2016 Segment	Jun. 30, 2015 Segment	Mar. 31, 2013 Segment	Jun. 30, 2016 Segment Region	Jun. 30, 2015 Segment	Dec. 31, 2015 Segment Region	Dec. 31, 2014 Segment
Segment Reporting [Abstract]
Number of operating segments | Segment	1	1	2	1	1	1	1
Number of geographic regions | Region				3		3